Commercial Papers	12 Months Ended
Dec. 31, 2017
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Commercial Papers
37.	COMMERCIAL PAPERS

On June 3, 2016, CUCL issued tranche three of 2016 super short term commercial papers in an amount of RMB6 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.72% per annum, and was fully repaid in February 2017.

On July 12, 2016, CUCL issued tranche four of 2016 super short term commercial papers in an amount of RMB10 billion, with a maturity period of 270 days from the date of issue and which carries interest at 2.55% per annum, and was fully repaid in April 2017.

On November 17, 2016, CUCL issued tranche five of 2016 super short term commercial papers in an amount of RMB10 billion, with a maturity period of 270 days from the date of issue and which carries interest at 3.00% per annum, and was fully repaid in August 2017.

On November 24, 2016, CUCL issued tranche six of 2016 super short term commercial papers in an amount of RMB5 billion, with a maturity period of 180 days from the date of issue and which carries interest at 3.00% per annum, and was fully repaid in May 2017.

On November 24, 2016, CUCL issued tranche seven of 2016 super short term commercial papers in an amount of RMB5 billion, with a maturity period of 180 days from the date of issue and which carries interest at 3.00% per annum, and was fully repaid in May 2017.

On April 20, 2017, CUCL issued tranche one of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 90 days from the date of issue and which carries interest at 3.90% per annum, and was fully repaid in July 2017.

On April 26, 2017, CUCL issued tranche two of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 90 days from the date of issue and which carries interest at 3.95% per annum, and was fully repaid in July 2017.

On May 11, 2017, CUCL issued tranche three of 2017 super short term commercial papers in an amount of RMB6 billion, with a maturity period of 90 days from the date of issue and which carries interest at 4.40% per annum, and was fully repaid in August 2017.

On July 6, 2017, CUCL issued tranche four of 2017 super short term commercial papers in an amount of RMB1 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.38% per annum.

On July 27, 2017, CUCL issued tranche five of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 90 days from the date of issue and which carries interest at 4.09% per annum, and was fully repaid in October 2017.

On August 7, 2017, CUCL issued tranche six of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.26% per annum.

On August 10, 2017, CUCL issued tranche seven of 2017 super short term commercial papers in an amount of RMB4 billion, with a maturity period of 270 days from the date of issue and which carries interest at 4.23% per annum.